February 28, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Valley Forge Funds (the "Trust")

File No. 33-48863

Commissioners:

Enclosed is the 74th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are: (1) to change the name of Vanguard Managed Payout Fund to Vanguard Managed Allocation Fund; (2) to change the Managed Payout Fund's investment objective; (3) to disclose appropriate changes to the Managed Payout Fund's principal investment strategies and principal risks; (4) to change the Managed Payout Fund's distribution policy, including its distribution frequency; and (5) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective 60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 503-7798 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Mary Salvucci

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin

U.S. Securities and Exchange Commission